Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 16,519	€ 17,044	€ 25,403
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,291	4,299	4,299
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	6,278	6,258	8,814
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,386	4,558	4,819
Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,166	1,778	2,530
Telefónica Hispam | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	154	170
Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	129	119
Telefónica Hispam | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	622	826
Telefónica Hispam | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	239	642
Telefónica Hispam | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	20	19
Telefónica Hispam | Operating segments | Other T. Hispam
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2	2
Other companies | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 398	€ 151	€ 94